Summary of significant accounting policies - Nuclear fuel cost (Details) - USD ($)	1 Months Ended		12 Months Ended
	Aug. 31, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024
Nuclear fuel cost
Nuclear fuel expense			$ 81,425,000	$ 84,192,000	$ 73,871,000
Settled Litigation | Plant Hatch and Plant Vogtle
Nuclear fuel cost
Amount credited to fuel expense			34,400,000
Amount credited to electric plant in service			36,000,000
Amount credited to production expenses			7,900,000
Litigation Nuclear Fuel Disposal Cost 1/1/2011-12/31/2019 | Pending litigation | Plant Hatch and Plant Vogtle
Nuclear fuel cost
Litigation settlement, receivable			$ 39,433,000
Litigation Nuclear Fuel Disposal Cost January 1, 2011 Through December 31, 2014 | Settled Litigation | Plant Hatch and Plant Vogtle
Nuclear fuel cost
Litigation settlement, amount awarded from other party		$ 39,400,000
Litigation settlement, receivable						$ 39,400,000
Litigation Nuclear Fuel Disposal Cost January 1, 2015 Through December 31, 2017 | Settled Litigation | Plant Hatch and Plant Vogtle
Nuclear fuel cost
Litigation settlement, amount awarded from other party	$ 38,900,000
Litigation settlement, receivable						38,900,000
Litigation Nuclear Fuel Disposal Cost | Settled Litigation | Plant Hatch and Plant Vogtle
Nuclear fuel cost
Litigation settlement, receivable						$ 78,300,000